Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI ASSET ALLOCATION TRUST
Entity Central Index Key	0001003632
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000015968
Shareholder Report [Line Items]
Fund Name	Defensive Strategy Fund
Class Name	Class F
Trading Symbol	SNSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class F Shares	$26	0.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations during the reporting period included SDIT Short-Duration Government Fund, SIMT Multi-Asset Capital Stability Fund, and SIMT Conservative Income Fund, all of which contributed positively to Fund performance. SDIT Short-Duration Government Fund was the strongest performer over the period, driven by the steepening of the U.S. Treasury yield curve, with short-term yields declining and longer-term yields static to slightly rising. Treasury Inflation-Protected Securities (TIPS) benefited from both from the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, benefiting both investment-grade and high-yield fixed-income funds.

SIMT Liquid Alternative Fund marginally detracted from total performance over the reporting period and was the only fund holding to record a negative return. SIMT Global Managed Volatility Fund performed well over the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors bolstered performance for the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark. The Fund’s outperformance relative to the Bloomberg U.S. Aggregate Bond Index was driven by its exposure to global equities through the holding in SIMT Global Managed Volatility Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Defensive Strategy Fund, Class F Shares - $126525	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US - $128109	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $120357
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$100075	$101961	$101783	$100358	$100123
Mar/17	$102518	$102410	$119261	$102421	$100480
Mar/18	$104003	$103641	$135948	$104306	$101595
Mar/19	$106860	$108285	$148858	$107279	$103752
Mar/20	$107681	$117959	$138471	$109872	$106092
Mar/21	$114130	$118797	$216502	$116342	$106216
Mar/22	$114594	$113865	$250375	$114608	$106283
Mar/23	$113906	$108418	$231025	$114826	$108945
Mar/24	$119751	$110259	$300058	$121260	$114655
Mar/25	$126525	$115639	$324818	$128109	$120357

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Defensive Strategy Fund, Class F Shares	5.66%	3.28%	2.38%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US	5.65%	3.12%	2.51%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.97%	2.56%	1.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 8,942,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,942	11	$-	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	29.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	15.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	7.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	5.0%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015969
Shareholder Report [Line Items]
Fund Name	Defensive Strategy Fund
Class Name	Class I
Trading Symbol	SEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class I Shares	$51	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.46%.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations during the reporting period included SDIT Short-Duration Government Fund, SIMT Multi-Asset Capital Stability Fund, and SIMT Conservative Income Fund, all of which contributed positively to Fund performance. SDIT Short-Duration Government Fund was the strongest performer over the period, driven by the steepening of the U.S. Treasury yield curve, with short-term yields declining and longer-term yields static to slightly rising. Treasury Inflation-Protected Securities (TIPS) benefited from both from the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, benefiting both investment-grade and high-yield fixed-income funds.

SIMT Liquid Alternative Fund marginally detracted from total performance over the reporting period and was the only fund holding to record a negative return. SIMT Global Managed Volatility Fund performed well over the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors bolstered performance for the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark. The Fund’s outperformance relative to the Bloomberg U.S. Aggregate Bond Index was driven by its exposure to global equities through the holding in SIMT Global Managed Volatility Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Defensive Strategy Fund, Class I Shares - $123243	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US - $128109	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $120357
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$99814	$101961	$101783	$100358	$100123
Mar/17	$101898	$102410	$119261	$102421	$100480
Mar/18	$103103	$103641	$135948	$104306	$101595
Mar/19	$105617	$108285	$148858	$107279	$103752
Mar/20	$106174	$117959	$138471	$109872	$106092
Mar/21	$112376	$118797	$216502	$116342	$106216
Mar/22	$112475	$113865	$250375	$114608	$106283
Mar/23	$111491	$108418	$231025	$114826	$108945
Mar/24	$117049	$110259	$300058	$121260	$114655
Mar/25	$123243	$115639	$324818	$128109	$120357

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Defensive Strategy Fund, Class I Shares	5.29%	3.03%	2.11%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US	5.65%	3.12%	2.51%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.97%	2.56%	1.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 8,942,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,942	11	$-	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	29.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	15.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	7.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	5.0%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015961
Shareholder Report [Line Items]
Fund Name	Defensive Strategy Allocation Fund
Class Name	Class F
Trading Symbol	STDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Defensive Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Allocation Fund, Class F Shares	$53	0.52%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SDIT Government Fund and SIMT High Yield Bond Fund, both of which contributed positively to Fund performance. Overall, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which tracks the performance of U.S. securities in the Treasury, government-related, corporate, and securitized sectors, over the period as credit risk, and risk assets in general, performed well during the period. High-yield bonds benefited from credit spreads remaining tight over the period. Money market funds and other cash-equivalent assets marginally underperformed investment-grade credit and U.S. Treasury securities.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. Although the Fund lagged the primary benchmark, its overall performance was in line with our expectations for the Fund’s asset allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Defensive Strategy Allocation Fund, Class F Shares - $125381	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	80/20 ICE US 3 Mon T-Bill, ICE USHYC - $128264
Mar/15	$100000	$100000	$100000	$100000
Mar/16	$99809	$101783	$101961	$99337
Mar/17	$111938	$119261	$102410	$102806
Mar/18	$116443	$135948	$103641	$104478
Mar/19	$127177	$148858	$108285	$107509
Mar/20	$106804	$138471	$117959	$107911
Mar/21	$112019	$216502	$118797	$112689
Mar/22	$112219	$250375	$113865	$112695
Mar/23	$112800	$231025	$108418	$114248
Mar/24	$119547	$300058	$110259	$121574
Mar/25	$125381	$324818	$115639	$128264

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Defensive Strategy Allocation Fund, Class F Shares	4.88%	3.26%	2.29%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
80/20 ICE US 3 Mon T-Bill, ICE USHYC	5.50%	3.52%	2.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,653,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,653	2	$-	17%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	80.8%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	19.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015964
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class F
Trading Symbol	SVSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class F Shares	$29	0.28%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.26%.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations during the reporting period included SIMT Multi-Asset Capital Stability Fund, SIMT Core Fixed Income Fund, and SDIT Short-Duration Government Fund, all of which contributed positively to Fund performance. SDIT Short-Duration Government Fund was the strongest performer over the period, driven by the steepening of the U.S. Treasury yield curve, with short-term yields falling and longer-term yields static to slightly rising. Treasury Inflation-Protected Securities (TIPS) were bolstered by both the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, benefiting both investment-grade and high-yield fixed-income funds.

SIMT Liquid Alternative Fund marginally detracted from total performance over the reporting period. SIMT Global Managed Volatility Fund performed well over the period and was the largest positive contributor to Fund performance. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. Fund performance also was bolstered by overweight allocations to international defensive sectors. The performance of SEI Enhanced Low Volatility U.S. Large Cap ETF was enhanced by exposure to both U.S. large-cap equities in the last three quarters of 2024, and to low-volatility equities in the first quarter of 2025.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance versus the benchmark was attributable to the exposure to equities through the holdings in SIMT Global Managed Volatility Fund and SIMT U.S. Managed Volatility Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Conservative Strategy Fund, Class F Shares - $135457	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $136869	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $120357
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$100301	$101961	$101783	$100125	$100123
Mar/17	$104535	$102410	$119261	$103686	$100480
Mar/18	$107513	$103641	$135948	$107036	$101595
Mar/19	$110783	$108285	$148858	$110432	$103752
Mar/20	$108924	$117959	$138471	$112299	$106092
Mar/21	$120593	$118797	$216502	$124533	$106216
Mar/22	$122468	$113865	$250375	$122804	$106283
Mar/23	$119867	$108418	$231025	$121117	$108945
Mar/24	$127439	$110259	$300058	$129320	$114655
Mar/25	$135457	$115639	$324818	$136869	$120357

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Fund, Class F Shares	6.29%	4.46%	3.08%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US	5.84%	4.04%	3.19%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.97%	2.56%	1.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 30,753,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$30,753	16	$-	13%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	16.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000093799
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class D
Trading Symbol	SSTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class D Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class D Shares	$106	1.03%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.01%.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations during the reporting period included SIMT Multi-Asset Capital Stability Fund, SIMT Core Fixed Income Fund, and SDIT Short-Duration Government Fund, all of which contributed positively to Fund performance. SDIT Short-Duration Government Fund was the strongest performer over the period, driven by the steepening of the U.S. Treasury yield curve, with short-term yields falling and longer-term yields static to slightly rising. Treasury Inflation-Protected Securities (TIPS) were bolstered by both the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, benefiting both investment-grade and high-yield fixed-income funds.

SIMT Liquid Alternative Fund marginally detracted from total performance over the reporting period. SIMT Global Managed Volatility Fund performed well over the period and was the largest positive contributor to Fund performance. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. Fund performance also was bolstered by overweight allocations to international defensive sectors. The performance of SEI Enhanced Low Volatility U.S. Large Cap ETF was enhanced by exposure to both U.S. large-cap equities in the last three quarters of 2024, and to low-volatility equities in the first quarter of 2025.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance versus the benchmark was attributable to the exposure to equities through the holdings in SIMT Global Managed Volatility Fund and SIMT U.S. Managed Volatility Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Conservative Strategy Fund, Class D Shares - $188099	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $173459	S&P 500 Index (TR) - $487227	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $205303	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $180535
Mar/15	$150000	$150000	$150000	$150000	$150000
Mar/16	$149164	$152941	$152674	$150187	$150184
Mar/17	$154458	$153614	$178892	$155530	$150721
Mar/18	$157499	$155462	$203922	$160554	$152393
Mar/19	$161092	$162428	$223287	$165648	$155628
Mar/20	$157181	$176939	$207707	$168449	$159138
Mar/21	$172751	$178196	$324753	$186800	$159324
Mar/22	$173860	$170797	$375563	$184207	$159425
Mar/23	$168961	$162627	$346538	$181675	$163418
Mar/24	$178482	$165388	$450087	$193980	$171983
Mar/25	$188099	$173459	$487227	$205303	$180535

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Fund, Class D Shares	5.39%	3.66%	2.29%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US	5.84%	4.04%	3.19%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.97%	2.56%	1.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 30,753,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$30,753	16	$-	13%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	16.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015965
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class I
Trading Symbol	SICIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class I Shares	$55	0.53%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.51%.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations during the reporting period included SIMT Multi-Asset Capital Stability Fund, SIMT Core Fixed Income Fund, and SDIT Short-Duration Government Fund, all of which contributed positively to Fund performance. SDIT Short-Duration Government Fund was the strongest performer over the period, driven by the steepening of the U.S. Treasury yield curve, with short-term yields falling and longer-term yields static to slightly rising. Treasury Inflation-Protected Securities (TIPS) were bolstered by both the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, benefiting both investment-grade and high-yield fixed-income funds.

SIMT Liquid Alternative Fund marginally detracted from total performance over the reporting period. SIMT Global Managed Volatility Fund performed well over the period and was the largest positive contributor to Fund performance. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. Fund performance also was bolstered by overweight allocations to international defensive sectors. The performance of SEI Enhanced Low Volatility U.S. Large Cap ETF was enhanced by exposure to both U.S. large-cap equities in the last three quarters of 2024, and to low-volatility equities in the first quarter of 2025.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance versus the benchmark was attributable to the exposure to equities through the holdings in SIMT Global Managed Volatility Fund and SIMT U.S. Managed Volatility Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Conservative Strategy Fund, Class I Shares - $132051	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $136869	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $120357
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$99942	$101961	$101783	$100125	$100123
Mar/17	$104027	$102410	$119261	$103686	$100480
Mar/18	$106621	$103641	$135948	$107036	$101595
Mar/19	$109636	$108285	$148858	$110432	$103752
Mar/20	$107558	$117959	$138471	$112299	$106092
Mar/21	$118695	$118797	$216502	$124533	$106216
Mar/22	$120293	$113865	$250375	$122804	$106283
Mar/23	$117433	$108418	$231025	$121117	$108945
Mar/24	$124605	$110259	$300058	$129320	$114655
Mar/25	$132051	$115639	$324818	$136869	$120357

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Fund, Class I Shares	5.98%	4.19%	2.82%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US	5.84%	4.04%	3.19%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.97%	2.56%	1.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 30,753,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$30,753	16	$-	13%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	16.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015959
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Conservative Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Allocation Fund, Class F Shares	$40	0.38%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT High Yield Bond Fund and SIMT U.S. Managed Volatility Fund. These two comprised roughly two-thirds of the portfolio’s assets. High-yield bonds benefited from credit spreads remaining tight over the period. SIMT U.S. Managed Volatility Fund performed well relative to its benchmark, the Russell 3000 Index, over the period as mega-cap tech experienced a sharp downturn in the first quarter of 2025. SDIT Government Fund and the Fund’s holding in SIMT Real Estate Fund saw strong performance, driven mainly by robust housing market activity and range-bound long-term yields that sold off in the last quarter of the period. There were no detractors from Fund performance during the period.

The Fund outperformed its primary benchmark for the reporting period and performed in line with our expectations for the portfolio’s asset allocation. The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Conservative Strategy Allocation Fund, Class F Shares - $173446	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill - $220823
Mar/15	$100000	$100000	$100000	$100000
Mar/16	$100409	$101783	$101961	$99872
Mar/17	$112028	$119261	$102410	$113448
Mar/18	$116482	$135948	$103641	$122821
Mar/19	$127872	$148858	$108285	$131607
Mar/20	$110664	$138471	$117959	$125002
Mar/21	$140042	$216502	$118797	$167076
Mar/22	$152503	$250375	$113865	$179897
Mar/23	$143681	$231025	$108418	$172503
Mar/24	$159307	$300058	$110259	$205338
Mar/25	$173446	$324818	$115639	$220823

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Allocation Fund, Class F Shares	8.88%	9.40%	5.66%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill	7.54%	12.05%	8.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 15,682,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$15,682	4	$-	14%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	32.9%
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl YFootnote Reference**	31.4%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	20.1%
SEI Institutional Managed Trust Real Estate Fund, Cl YFootnote Reference**	15.6%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015956
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class F
Trading Symbol	SMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class F Shares	$33	0.32%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.31%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SIMT Multi-Asset Accumulation Fund, and SEI Select International Equity ETF, all of which contributed positively to Fund performance. SEI Select International Equity ETF was the strongest performer as international equity markets rallied in the first quarter of 2025, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Global Managed Volatility Fund was the largest contributor to Fund performance for the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors also bolstered performance over the period.

SIMT Liquid Alternative Fund and SEI Select Small Cap ETF marginally detracted from Fund performance over the reporting period. Small-cap equities lagged the broad U.S. market due to their greater sensitivity to shifting macroeconomic conditions. The strong uptrend of U.S. large cap equities during the last three quarters of 2024 benefited the performance of SEI Enhanced U.S. Large Cap Momentum Factor ETF during the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven by the exposure to equities through SIMT Global Managed Volatility Fund and SIMT U.S. Managed Volatility Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Moderate Strategy Fund, Class F Shares - $145226	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $153213	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$99561	$101961	$101783	$99718	$91730
Mar/17	$106211	$102410	$119261	$105511	$102439
Mar/18	$110860	$103641	$135948	$111393	$117602
Mar/19	$114985	$108285	$148858	$115563	$113234
Mar/20	$111019	$117959	$138471	$115806	$96951
Mar/21	$129136	$118797	$216502	$137167	$140159
Mar/22	$133403	$113865	$250375	$137025	$141789
Mar/23	$127235	$108418	$231025	$132289	$139836
Mar/24	$136243	$110259	$300058	$144645	$161254
Mar/25	$145226	$115639	$324818	$153213	$169126

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Fund, Class F Shares	6.59%	5.52%	3.80%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US	5.92%	5.76%	4.36%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 78,768,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$78,768	20	$-	19%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.9%
SEI Select International Equity ETFFootnote Reference**	5.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl YFootnote Reference**	4.8%
SEI Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.4%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000093798
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class D
Trading Symbol	SMSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class D Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class D Shares	$110	1.07%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SIMT Multi-Asset Accumulation Fund, and SEI Select International Equity ETF, all of which contributed positively to Fund performance. SEI Select International Equity ETF was the strongest performer as international equity markets rallied in the first quarter of 2025, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Global Managed Volatility Fund was the largest contributor to Fund performance for the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors also bolstered performance over the period.

SIMT Liquid Alternative Fund and SEI Select Small Cap ETF marginally detracted from Fund performance over the reporting period. Small-cap equities lagged the broad U.S. market due to their greater sensitivity to shifting macroeconomic conditions. The strong uptrend of U.S. large cap equities during the last three quarters of 2024 benefited the performance of SEI Enhanced U.S. Large Cap Momentum Factor ETF during the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven by the exposure to equities through SIMT Global Managed Volatility Fund and SIMT U.S. Managed Volatility Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Moderate Strategy Fund, Class D Shares - $202307	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $173459	S&P 500 Index (TR) - $487227	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $229820	MSCI EAFE Index (Net) (USD) - $253689
Mar/15	$150000	$150000	$150000	$150000	$150000
Mar/16	$148221	$152941	$152674	$149577	$137595
Mar/17	$156843	$153614	$178892	$158267	$153658
Mar/18	$162623	$155462	$203922	$167090	$176402
Mar/19	$167283	$162428	$223287	$173345	$169851
Mar/20	$160429	$176939	$207707	$173709	$145426
Mar/21	$185141	$178196	$324753	$205750	$210238
Mar/22	$189981	$170797	$375563	$205537	$212683
Mar/23	$179747	$162627	$346538	$198433	$209754
Mar/24	$191231	$165388	$450087	$216967	$241880
Mar/25	$202307	$173459	$487227	$229820	$253689

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Fund, Class D Shares	5.79%	4.75%	3.04%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US	5.92%	5.76%	4.36%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 78,768,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$78,768	20	$-	19%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.9%
SEI Select International Equity ETFFootnote Reference**	5.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl YFootnote Reference**	4.8%
SEI Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.4%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015957
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class I
Trading Symbol	SMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class I Shares	$59	0.57%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.56%.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SIMT Multi-Asset Accumulation Fund, and SEI Select International Equity ETF, all of which contributed positively to Fund performance. SEI Select International Equity ETF was the strongest performer as international equity markets rallied in the first quarter of 2025, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Global Managed Volatility Fund was the largest contributor to Fund performance for the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors also bolstered performance over the period.

SIMT Liquid Alternative Fund and SEI Select Small Cap ETF marginally detracted from Fund performance over the reporting period. Small-cap equities lagged the broad U.S. market due to their greater sensitivity to shifting macroeconomic conditions. The strong uptrend of U.S. large cap equities during the last three quarters of 2024 benefited the performance of SEI Enhanced U.S. Large Cap Momentum Factor ETF during the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven by the exposure to equities through SIMT Global Managed Volatility Fund and SIMT U.S. Managed Volatility Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Moderate Strategy Fund, Class I Shares - $141644	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $153213	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$99312	$101961	$101783	$99718	$91730
Mar/17	$105585	$102410	$119261	$105511	$102439
Mar/18	$110072	$103641	$135948	$111393	$117602
Mar/19	$113757	$108285	$148858	$115563	$113234
Mar/20	$109663	$117959	$138471	$115806	$96951
Mar/21	$127105	$118797	$216502	$137167	$140159
Mar/22	$131051	$113865	$250375	$137025	$141789
Mar/23	$124636	$108418	$231025	$132289	$139836
Mar/24	$133169	$110259	$300058	$144645	$161254
Mar/25	$141644	$115639	$324818	$153213	$169126

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Fund, Class I Shares	6.36%	5.25%	3.54%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US	5.92%	5.76%	4.36%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 78,768,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$78,768	20	$-	19%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.9%
SEI Select International Equity ETFFootnote Reference**	5.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl YFootnote Reference**	4.8%
SEI Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.4%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015963
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SXMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Moderate Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Allocation Fund, Class F Shares	$38	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

SIMT U.S. Managed Volatility Fund was the Fund’s largest allocation during the reporting period. Given its broad exposure to equities, the Fund was the top contributor to performance over the period. SIMT U.S. Managed Volatility Fund and SIMT Global Managed Volatility Fund performed well relative to their respective benchmarks, the Russell 3000 Index and the MSCI World Index, over the period (as mega-cap tech socks experienced a sharp decline in the first quarter of 2025). SIMT High Yield Bond Fund was the next-largest contributor to Fund performance for the period, bolstered by persistently tight credit spreads. U.S. large-cap stocks generated strong returns in the beginning of the period, but sold off slightly in the first quarter of 2025 due to heightened economic uncertainty. Fund’s positions in SDIT Government Fund and SIT International Equity Fund also performed well over the period.

The Fund outperformed the primary benchmark, the S&P 500 Index, for the reporting period, and performed in line with our expectations for the portfolio’s asset allocation. The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Moderate Strategy Allocation Fund, Class F Shares - $189512	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE - $240531	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$99478	$101783	$101961	$100006	$91730
Mar/17	$111762	$119261	$102410	$114241	$102439
Mar/18	$120554	$135948	$103641	$125645	$117602
Mar/19	$129376	$148858	$108285	$134666	$113234
Mar/20	$111724	$138471	$117959	$126794	$96951
Mar/21	$147756	$216502	$118797	$176721	$140159
Mar/22	$160962	$250375	$113865	$193205	$141789
Mar/23	$155001	$231025	$108418	$184040	$139836
Mar/24	$174526	$300058	$110259	$223524	$161254
Mar/25	$189512	$324818	$115639	$240531	$169126

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Allocation Fund, Class F Shares	8.59%	11.15%	6.60%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE	7.61%	13.66%	9.17%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 41,252,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$41,252	6	$-	13%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl YFootnote Reference**	46.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	18.0%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	14.6%
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	10.4%
SEI Institutional Managed Trust Real Estate Fund, Cl YFootnote Reference**	5.5%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	5.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015946
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class F
Trading Symbol	SSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class F Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SEI Select International Equity ETF, SIMT Large Cap Fund, and SIMT Multi-Asset Accumulation Fund, all of which contributed positively to Fund performance. SEI Select International Equity ETF was the strongest performer and was the largest contributor to Fund performance for the period. International equity markets rallied in the first quarter of 2025. SIMT Dynamic Asset Allocation Fund generated strong performance due to both its underlying beta exposure (beta is a quantitative measure of the volatility of a security or portfolio relative to a benchmark) to the S&P 500 Index and positive alpha contribution (alpha is a measure of performance on a risk-adjusted basis, calculated by a comparison of the volatility of the portfolio versus its benchmark) in its overlay portfolio. Treasury Inflation-Protected Securities (TIPS) benefited from both the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, bolstering both investment-grade and high-yield fixed-income funds.

SEI Select Small Cap ETF marginally detracted from the Fund’s performance over the reporting period. As small-cap equities lagged the broad market due to their greater sensitivity to shifting macroeconomic conditions.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. The Fund underperformed the index due to its higher allocation to fixed-income securities, which underperformed stocks over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Aggressive Strategy Fund, Class F Shares - $179764	S&P 500 Index (TR) - $324818	MSCI EAFE Index (Net) (USD) - $169126	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg - $212720
Mar/15	$100000	$100000	$100000	$100000
Mar/16	$94782	$101783	$91730	$97586
Mar/17	$106866	$119261	$102439	$110262
Mar/18	$119542	$135948	$117602	$123551
Mar/19	$120049	$148858	$113234	$128658
Mar/20	$106675	$138471	$96951	$119090
Mar/21	$153003	$216502	$140159	$172057
Mar/22	$156360	$250375	$141789	$179978
Mar/23	$144954	$231025	$139836	$168275
Mar/24	$167505	$300058	$161254	$199572
Mar/25	$179764	$324818	$169126	$212720

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Aggressive Strategy Fund, Class F Shares	7.32%	11.00%	6.04%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg	6.59%	12.30%	7.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 95,678,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$95,678	12	$-	45%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Select International Equity ETFFootnote Reference**	22.9%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	12.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.6%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Select Emerging Markets Equity ETFFootnote Reference**	8.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.7%
SEI Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	6.4%
SEI Enhanced US Large Cap Value Factor ETFFootnote Reference**	6.3%
SEI Select Small Cap ETFFootnote Reference**	5.9%
SEI Enhanced US Large Cap Quality Factor ETFFootnote Reference**	3.3%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000093796
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class D
Trading Symbol	SASDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class D Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class D Shares	$115	1.11%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.10%.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SEI Select International Equity ETF, SIMT Large Cap Fund, and SIMT Multi-Asset Accumulation Fund, all of which contributed positively to Fund performance. SEI Select International Equity ETF was the strongest performer and was the largest contributor to Fund performance for the period. International equity markets rallied in the first quarter of 2025. SIMT Dynamic Asset Allocation Fund generated strong performance due to both its underlying beta exposure (beta is a quantitative measure of the volatility of a security or portfolio relative to a benchmark) to the S&P 500 Index and positive alpha contribution (alpha is a measure of performance on a risk-adjusted basis, calculated by a comparison of the volatility of the portfolio versus its benchmark) in its overlay portfolio. Treasury Inflation-Protected Securities (TIPS) benefited from both the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, bolstering both investment-grade and high-yield fixed-income funds.

SEI Select Small Cap ETF marginally detracted from the Fund’s performance over the reporting period. As small-cap equities lagged the broad market due to their greater sensitivity to shifting macroeconomic conditions.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. The Fund underperformed the index due to its higher allocation to fixed-income securities, which underperformed stocks over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Aggressive Strategy Fund, Class D Shares - $250056	S&P 500 Index (TR) - $487227	MSCI EAFE Index (Net) (USD) - $253689	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg - $319080
Mar/15	$150000	$150000	$150000	$150000
Mar/16	$141105	$152674	$137595	$146380
Mar/17	$157912	$178892	$153658	$165394
Mar/18	$175369	$203922	$176402	$185327
Mar/19	$174734	$223287	$169851	$192987
Mar/20	$154128	$207707	$145426	$178636
Mar/21	$219436	$324753	$210238	$258086
Mar/22	$222393	$375563	$212683	$269967
Mar/23	$204863	$346538	$209754	$252413
Mar/24	$234784	$450087	$241880	$299358
Mar/25	$250056	$487227	$253689	$319080

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Aggressive Strategy Fund, Class D Shares	6.50%	10.16%	5.24%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg	6.59%	12.30%	7.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 95,678,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$95,678	12	$-	45%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Select International Equity ETFFootnote Reference**	22.9%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	12.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.6%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Select Emerging Markets Equity ETFFootnote Reference**	8.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.7%
SEI Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	6.4%
SEI Enhanced US Large Cap Value Factor ETFFootnote Reference**	6.3%
SEI Select Small Cap ETFFootnote Reference**	5.9%
SEI Enhanced US Large Cap Quality Factor ETFFootnote Reference**	3.3%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015947
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class I
Trading Symbol	SEAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class I Shares	$63	0.61%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%	[14]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SEI Select International Equity ETF, SIMT Large Cap Fund, and SIMT Multi-Asset Accumulation Fund, all of which contributed positively to Fund performance. SEI Select International Equity ETF was the strongest performer and was the largest contributor to Fund performance for the period. International equity markets rallied in the first quarter of 2025. SIMT Dynamic Asset Allocation Fund generated strong performance due to both its underlying beta exposure (beta is a quantitative measure of the volatility of a security or portfolio relative to a benchmark) to the S&P 500 Index and positive alpha contribution (alpha is a measure of performance on a risk-adjusted basis, calculated by a comparison of the volatility of the portfolio versus its benchmark) in its overlay portfolio. Treasury Inflation-Protected Securities (TIPS) benefited from both the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, bolstering both investment-grade and high-yield fixed-income funds.

SEI Select Small Cap ETF marginally detracted from the Fund’s performance over the reporting period. As small-cap equities lagged the broad market due to their greater sensitivity to shifting macroeconomic conditions.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. The Fund underperformed the index due to its higher allocation to fixed-income securities, which underperformed stocks over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Aggressive Strategy Fund, Class I Shares - $175235	S&P 500 Index (TR) - $324818	MSCI EAFE Index (Net) (USD) - $169126	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg - $212720
Mar/15	$100000	$100000	$100000	$100000
Mar/16	$94561	$101783	$91730	$97586
Mar/17	$106269	$119261	$102439	$110262
Mar/18	$118595	$135948	$117602	$123551
Mar/19	$118804	$148858	$113234	$128658
Mar/20	$105265	$138471	$96951	$119090
Mar/21	$150669	$216502	$140159	$172057
Mar/22	$153522	$250375	$141789	$179978
Mar/23	$142052	$231025	$139836	$168275
Mar/24	$163678	$300058	$161254	$199572
Mar/25	$175235	$324818	$169126	$212720

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Aggressive Strategy Fund, Class I Shares	7.06%	10.73%	5.77%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg	6.59%	12.30%	7.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 95,678,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$95,678	12	$-	45%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Select International Equity ETFFootnote Reference**	22.9%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	12.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.6%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Select Emerging Markets Equity ETFFootnote Reference**	8.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.7%
SEI Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	6.4%
SEI Enhanced US Large Cap Value Factor ETFFootnote Reference**	6.3%
SEI Select Small Cap ETFFootnote Reference**	5.9%
SEI Enhanced US Large Cap Quality Factor ETFFootnote Reference**	3.3%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015958
Shareholder Report [Line Items]
Fund Name	Tax-Managed Aggressive Strategy Fund
Class Name	Class F
Trading Symbol	SISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Managed Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Aggressive Strategy Fund, Class F Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

SIMT Tax-Managed Large Cap Fund was the Fund’s largest allocation during the reporting period and, due to its exposure to U.S. large cap equities, was the top contributor to the Fund’s performance as U.S. large-cap equities generated strong returns for the majority of the reporting period before selling off in the first quarter of 2025 due to heightened economic uncertainty. SIT International Equity Fund also bolstered Fund performance, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. The Fund’s relatively smaller positions in SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund also performed well but had a less significant positive impact on performance. SIMT Tax-Managed Small/Mid Cap Fund was the lone detractor from Fund performance over the reporting period due to tightening economic conditions.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. Although the Fund lagged the S&P 500 Index over the reporting period, the overall performance was in line with our expectations for the Fund’s asset allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Aggressive Strategy Fund, Class F Shares - $210750	S&P 500 Index (TR) - $324818	MSCI EAFE Index (Net) (USD) - $169126	80/15/5 S&P 500, MSCI EAFE, ICE USHYC - $286323
Mar/15	$100000	$100000	$100000	$100000
Mar/16	$94818	$101783	$91730	$99960
Mar/17	$108579	$119261	$102439	$116336
Mar/18	$123779	$135948	$117602	$132156
Mar/19	$125856	$148858	$113234	$141821
Mar/20	$108526	$138471	$96951	$130322
Mar/21	$168055	$216502	$140159	$199174
Mar/22	$178143	$250375	$141789	$224261
Mar/23	$169183	$231025	$139836	$209667
Mar/24	$202228	$300058	$161254	$265559
Mar/25	$210750	$324818	$169126	$286323

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Aggressive Strategy Fund, Class F Shares	4.21%	14.19%	7.74%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%
80/15/5 S&P 500, MSCI EAFE, ICE USHYC	7.82%	17.05%	11.09%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 80,762,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$80,762	6	$-	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	55.6%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.8%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	13.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	8.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015966
Shareholder Report [Line Items]
Fund Name	Core Market Strategy Fund
Class Name	Class F
Trading Symbol	SOKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class F Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%	[16]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SIMT Global Managed Volatility Fund, and SIMT Multi-Asset Capital Stability Fund. All three funds contributed positively to Fund performance while SIMT Global Managed Volatility Fund had the strongest performance of the three. Additionally, the Fund had positions in both SEI Enhanced Low Volatility U.S. Large Cap ETF and SIMT U.S. Managed Volatility Fund, which performed well over the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors enhanced performance over the period. SIMT Liquid Alternative Fund marginally detracted from Fund performance over the reporting period and was the only fund to record a negative return.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, Bloomberg U.S. Aggregate Bond Index. The Fund performed in line with our expectations and outperformed the primary benchmark over the reporting period due to its position in SIMT Global Managed Volatility Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Core Market Strategy Fund, Class F Shares - $151300	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	50/30/20 BBG US Agg, R3000, MSCI ACWI ex US - $170344	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$96332	$101961	$101783	$99262	$91730
Mar/17	$104667	$102410	$119261	$107299	$102439
Mar/18	$112168	$103641	$135948	$115832	$117602
Mar/19	$114502	$108285	$148858	$120768	$113234
Mar/20	$108135	$117959	$138471	$119144	$96951
Mar/21	$137030	$118797	$216502	$150576	$140159
Mar/22	$139517	$113865	$250375	$152318	$141789
Mar/23	$129882	$108418	$231025	$143694	$139836
Mar/24	$142357	$110259	$300058	$160752	$161254
Mar/25	$151300	$115639	$324818	$170344	$169126

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Core Market Strategy Fund, Class F Shares	6.28%	6.95%	4.23%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US	5.97%	7.41%	5.47%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 36,344,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$36,344	16	$-	27%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	24.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.9%
SEI Select International Equity ETFFootnote Reference**	10.8%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.7%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	5.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	4.8%
SEI Select Emerging Markets Equity ETFFootnote Reference**	4.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	3.8%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	3.8%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015967
Shareholder Report [Line Items]
Fund Name	Core Market Strategy Fund
Class Name	Class I
Trading Symbol	SCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class I Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SIMT Global Managed Volatility Fund, and SIMT Multi-Asset Capital Stability Fund. All three funds contributed positively to Fund performance while SIMT Global Managed Volatility Fund had the strongest performance of the three. Additionally, the Fund had positions in both SEI Enhanced Low Volatility U.S. Large Cap ETF and SIMT U.S. Managed Volatility Fund, which performed well over the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors enhanced performance over the period. SIMT Liquid Alternative Fund marginally detracted from Fund performance over the reporting period and was the only fund to record a negative return.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, Bloomberg U.S. Aggregate Bond Index. The Fund performed in line with our expectations and outperformed the primary benchmark over the reporting period due to its position in SIMT Global Managed Volatility Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Core Market Strategy Fund, Class I Shares - $157673	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	50/30/20 BBG US Agg, R3000, MSCI ACWI ex US - $170344	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$98004	$101961	$101783	$99262	$91730
Mar/17	$106211	$102410	$119261	$107299	$102439
Mar/18	$113649	$103641	$135948	$115832	$117602
Mar/19	$116264	$108285	$148858	$120768	$113234
Mar/20	$110407	$117959	$138471	$119144	$96951
Mar/21	$140707	$118797	$216502	$150576	$140159
Mar/22	$143537	$113865	$250375	$152318	$141789
Mar/23	$134476	$108418	$231025	$143694	$139836
Mar/24	$148131	$110259	$300058	$160752	$161254
Mar/25	$157673	$115639	$324818	$170344	$169126

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Core Market Strategy Fund, Class I Shares	6.44%	7.39%	4.66%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US	5.97%	7.41%	5.47%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 36,344,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$36,344	16	$-	27%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	24.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.9%
SEI Select International Equity ETFFootnote Reference**	10.8%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.7%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	5.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	4.8%
SEI Select Emerging Markets Equity ETFFootnote Reference**	4.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	3.8%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	3.8%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015960
Shareholder Report [Line Items]
Fund Name	Core Market Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SKTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Core Market Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Allocation Fund, Class F Shares	$38	0.37%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

SIMT Tax-Managed Large Cap Fund was the Fund’s largest allocation during the reporting period. Given its exposure to U.S. large-cap stocks, SIMT Tax-Managed Large Cap Fund was the top contributor to the Fund’s performance as U.S. large-cap equities generated strong returns for the majority of the reporting period and sold off in the first quarter of 2025 due to heightened economic uncertainty. SIT International Equity Fund also bolstered Fund performance, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. The Fund’s relatively smaller positions in SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund also performed well but had a less significant positive impact on performance. SIMT Tax-Managed Small/Mid Cap Fund was the lone detractor from Fund performance over the period, hampered by tightening economic conditions.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. Although the Fund lagged the S&P 500 Index for the reporting period the overall performance was in line with our expectations for the Fund’s asset allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Core Market Strategy Allocation Fund, Class F Shares - $210488	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	75/15/10 S&P 500, MSCI EAFE, ICE USHYC - $277058	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$94845	$101783	$101961	$99688	$91730
Mar/17	$108646	$119261	$102410	$116014	$102439
Mar/18	$123837	$135948	$103641	$131182	$117602
Mar/19	$125864	$148858	$108285	$140572	$113234
Mar/20	$108491	$138471	$117959	$129174	$96951
Mar/21	$167932	$216502	$118797	$195157	$140159
Mar/22	$177973	$250375	$113865	$218167	$141789
Mar/23	$168997	$231025	$108418	$204477	$139836
Mar/24	$201938	$300058	$110259	$257013	$161254
Mar/25	$210488	$324818	$115639	$277058	$169126

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Core Market Strategy Allocation Fund, Class F Shares	4.23%	14.17%	7.73%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
75/15/10 S&P 500, MSCI EAFE, ICE USHYC	7.80%	16.49%	10.73%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 19,516,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$19,516	6	$-	13%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	56.1%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.1%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	13.5%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	8.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015954
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Fund
Class Name	Class F
Trading Symbol	SRWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class F Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%	[18]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SEI Select International Equity ETF, and SIMT Multi-Asset Accumulation Fund, all of which contributed positively to Fund performance. SEI Select International Equity ETF was both the strongest performer and the largest contributor to Fund performance for the period. International equity markets rallied in the first quarter of 2025, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. Treasury Inflation-Protected Securities (TIPS) benefitted from both from the stabilization of long-term yields and inflation, as measured by the consumer price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, bolstering the performance of both investment-grade and high-yield fixed-income funds.

The Fund’s holdings in SIMT Liquid Alternative Fund and SEI Select Small Cap ETF marginally detracted from performance over the reporting period. Small-cap equities lagged the broad market due to their greater sensitivity to shifting macroeconomic conditions. The notable upturn in U.S. large-cap equities during the last three quarters of 2024 benefited the performance of SEI Enhanced U.S. Large Cap Momentum Factor ETF during the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. The Fund underperformed the S&P 500 Index over the reporting period due to its comparatively higher allocation to fixed-income securities, which underperformed stocks over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Market Growth Strategy Fund, Class F Shares - $162831	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US - $181865	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$95620	$101783	$101961	$98574	$91730
Mar/17	$105326	$119261	$102410	$108069	$102439
Mar/18	$114722	$135948	$103641	$118178	$117602
Mar/19	$116356	$148858	$108285	$122927	$113234
Mar/20	$107046	$138471	$117959	$118639	$96951
Mar/21	$142422	$216502	$118797	$156605	$140159
Mar/22	$146287	$250375	$113865	$159872	$141789
Mar/23	$136365	$231025	$108418	$150498	$139836
Mar/24	$152636	$300058	$110259	$171314	$161254
Mar/25	$162831	$324818	$115639	$181865	$169126

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Fund, Class F Shares	6.68%	8.75%	5.00%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US	6.16%	8.92%	6.16%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 102,080,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$102,080	16	$-	35%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Select International Equity ETFFootnote Reference**	15.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	13.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.5%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	6.9%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.3%
SEI Select Emerging Markets Equity ETFFootnote Reference**	6.0%
SEI Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	4.7%
SEI Select Small Cap ETFFootnote Reference**	4.5%
SEI Enhanced US Large Cap Value Factor ETFFootnote Reference**	4.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000093797
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Fund
Class Name	Class D
Trading Symbol	SMKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class D Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class D Shares	$114	1.11%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.10%.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%	[19]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SEI Select International Equity ETF, and SIMT Multi-Asset Accumulation Fund, all of which contributed positively to Fund performance. SEI Select International Equity ETF was both the strongest performer and the largest contributor to Fund performance for the period. International equity markets rallied in the first quarter of 2025, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. Treasury Inflation-Protected Securities (TIPS) benefitted from both from the stabilization of long-term yields and inflation, as measured by the consumer price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, bolstering the performance of both investment-grade and high-yield fixed-income funds.

The Fund’s holdings in SIMT Liquid Alternative Fund and SEI Select Small Cap ETF marginally detracted from performance over the reporting period. Small-cap equities lagged the broad market due to their greater sensitivity to shifting macroeconomic conditions. The notable upturn in U.S. large-cap equities during the last three quarters of 2024 benefited the performance of SEI Enhanced U.S. Large Cap Momentum Factor ETF during the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. The Fund underperformed the S&P 500 Index over the reporting period due to its comparatively higher allocation to fixed-income securities, which underperformed stocks over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Market Growth Strategy Fund, Class D Shares - $226529	S&P 500 Index (TR) - $487227	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $173459	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US - $272798	MSCI EAFE Index (Net) (USD) - $253689
Mar/15	$150000	$150000	$150000	$150000	$150000
Mar/16	$142234	$152674	$152941	$147861	$137595
Mar/17	$155564	$178892	$153614	$162103	$153658
Mar/18	$168219	$203922	$155462	$177267	$176402
Mar/19	$169331	$223287	$162428	$184391	$169851
Mar/20	$154676	$207707	$176939	$177958	$145426
Mar/21	$204179	$324753	$178196	$234907	$210238
Mar/22	$208240	$375563	$170797	$239808	$212683
Mar/23	$192640	$346538	$162627	$225747	$209754
Mar/24	$213923	$450087	$165388	$256971	$241880
Mar/25	$226529	$487227	$173459	$272798	$253689

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Fund, Class D Shares	5.89%	7.93%	4.21%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US	6.16%	8.92%	6.16%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 102,080,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$102,080	16	$-	35%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Select International Equity ETFFootnote Reference**	15.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	13.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.5%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	6.9%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.3%
SEI Select Emerging Markets Equity ETFFootnote Reference**	6.0%
SEI Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	4.7%
SEI Select Small Cap ETFFootnote Reference**	4.5%
SEI Enhanced US Large Cap Value Factor ETFFootnote Reference**	4.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015955
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Fund
Class Name	Class I
Trading Symbol	SMGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class I Shares	$63	0.61%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%	[20]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SEI Select International Equity ETF, and SIMT Multi-Asset Accumulation Fund, all of which contributed positively to Fund performance. SEI Select International Equity ETF was both the strongest performer and the largest contributor to Fund performance for the period. International equity markets rallied in the first quarter of 2025, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. Treasury Inflation-Protected Securities (TIPS) benefitted from both from the stabilization of long-term yields and inflation, as measured by the consumer price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, bolstering the performance of both investment-grade and high-yield fixed-income funds.

The Fund’s holdings in SIMT Liquid Alternative Fund and SEI Select Small Cap ETF marginally detracted from performance over the reporting period. Small-cap equities lagged the broad market due to their greater sensitivity to shifting macroeconomic conditions. The notable upturn in U.S. large-cap equities during the last three quarters of 2024 benefited the performance of SEI Enhanced U.S. Large Cap Momentum Factor ETF during the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. The Fund underperformed the S&P 500 Index over the reporting period due to its comparatively higher allocation to fixed-income securities, which underperformed stocks over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Market Growth Strategy Fund, Class I Shares - $158763	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US - $181865	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$95312	$101783	$101961	$98574	$91730
Mar/17	$104783	$119261	$102410	$108069	$102439
Mar/18	$113807	$135948	$103641	$118178	$117602
Mar/19	$115155	$148858	$108285	$122927	$113234
Mar/20	$105698	$138471	$117959	$118639	$96951
Mar/21	$140271	$216502	$118797	$156605	$140159
Mar/22	$143660	$250375	$113865	$159872	$141789
Mar/23	$133599	$231025	$108418	$150498	$139836
Mar/24	$149103	$300058	$110259	$171314	$161254
Mar/25	$158763	$324818	$115639	$181865	$169126

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Fund, Class I Shares	6.48%	8.48%	4.73%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US	6.16%	8.92%	6.16%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 102,080,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$102,080	16	$-	35%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Select International Equity ETFFootnote Reference**	15.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	13.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.5%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	6.9%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.3%
SEI Select Emerging Markets Equity ETFFootnote Reference**	6.0%
SEI Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	4.7%
SEI Select Small Cap ETFFootnote Reference**	4.5%
SEI Enhanced US Large Cap Value Factor ETFFootnote Reference**	4.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000015962
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Allocation Fund, Class F Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%	[21]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

SIMT Tax-Managed Large Cap Fund was the Fund’s largest allocation during the reporting period and, due to its exposure to U.S. large cap equities, the top contributor to the Fund’s performance as U.S. large caps generated strong returns for the majority of the reporting period before selling off in the first quarter of 2025 due to heightened economic uncertainty. SIT International Equity Fund also was a significant contributor to Fund performance, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. The Fund’s relatively smaller positions in SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund also performed well but had a less significant positive impact on performance. SIMT Tax-Managed Small/Mid Cap Fund was the lone detractor from Fund performance over the reporting period due to tightening economic conditions.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in the Fund’s primary benchmark, the S&P 500 Index. Although the Fund lagged the S&P 500 Index during the reporting period, the overall performance was in line with our expectations for the Fund’s asset allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Market Growth Strategy Allocation Fund, Class F Shares - $210676	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	75/15/10 S&P 500, MSCI EAFE, ICE USHYC - $277058	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$94839	$101783	$101961	$99688	$91730
Mar/17	$108636	$119261	$102410	$116014	$102439
Mar/18	$123830	$135948	$103641	$131182	$117602
Mar/19	$125889	$148858	$108285	$140572	$113234
Mar/20	$108473	$138471	$117959	$129174	$96951
Mar/21	$167992	$216502	$118797	$195157	$140159
Mar/22	$178169	$250375	$113865	$218167	$141789
Mar/23	$169158	$231025	$108418	$204477	$139836
Mar/24	$202143	$300058	$110259	$257013	$161254
Mar/25	$210676	$324818	$115639	$277058	$169126

Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Allocation Fund, Class F Shares	4.22%	14.20%	7.74%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
75/15/10 S&P 500, MSCI EAFE, ICE USHYC	7.80%	16.49%	10.73%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 122,639,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$122,639	6	$-	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	55.8%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.4%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	13.3%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	8.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.

[1]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.
[2]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.46%.
[3]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[4]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.26%.
[5]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.01%.
[6]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.51%.
[7]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[8]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.31%.
[9]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.
[10]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.56%.
[11]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[12]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[13]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.10%.
[14]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
[15]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[16]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[17]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[18]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[19]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.10%.
[20]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
[21]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.